Capital Structure, Financial Risk and Related Items - Borrowings - Contractual Undiscounted Cash Flows (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	$ 7,565
Within 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	595
1 – 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	1,344
3 – 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	1,712
More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	3,914
Term Loan A (Secured)
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	1,243
Term Loan A (Secured) | Within 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	105
Term Loan A (Secured) | 1 – 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	201
Term Loan A (Secured) | 3 – 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	937
Term Loan A (Secured) | More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	0
Term Loan B (Secured)
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	2,591
Term Loan B (Secured) | Within 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	331
Term Loan B (Secured) | 1 – 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	810
Term Loan B (Secured) | 3 – 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	442
Term Loan B (Secured) | More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	1,008
Secured Notes
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	2,154
Secured Notes | Within 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	90
Secured Notes | 1 – 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	188
Secured Notes | 3 – 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	188
Secured Notes | More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	1,688
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	1,577
Unsecured Notes | Within 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	69
Unsecured Notes | 1 – 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	145
Unsecured Notes | 3 – 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	145
Unsecured Notes | More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings, undiscounted cash flows	$ 1,218